Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	694,066
Maximum Aggregate Offering Price	$ 698,265.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 96.43
Offering Note

(1)	This Registration Statement on Form S-8 covers 694,066 ordinary shares of Innovation Beverage Group Ltd. (the “Registrant”) that may be issued pursuant to the Innovation Beverage Group Ltd. 2022 Equity Incentive Plan (the “Plan”), consisting of 3,400,000 ordinary shares initially reserved under the Plan and 694,066 ordinary shares automatically added on January 1, 2026 pursuant to the Plan’s evergreen provision. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional ordinary shares that may become issuable under the Plan in connection with any share splits, share dividends, recapitalizations, or other similar transactions.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s ordinary shares on the Nasdaq Capital Market on January 22, 2026, which was $1.00605 per share.